SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment
Schedule of expense recognized in the financial statements for services

	Year ended
	December 31,
	2022	2021	2020
Equity-settled share-based payment plans to employees, directors and consultants	$1,474	$1,893	$799

Schedule of share-based payment

Range of exercise prices			Options outstanding as of December 31, 2022(*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable December 31, 2022
4.67	-	4.91	1,429,600	3.92	4.60	1,319,533
3.41	-	3.87	120,000	3.48	3.60	47,500

*)	Options and restricted shares.

Schedule of fair value of options granted

	Year ended December 31,
	2022			2021			2020
Dividend yield (%)		-			-			-
Expected volatility (%)	33.00	-	64.44	50.49	-	64.44	48.00	-	76.78
Risk-free interest rate (%)	0.06	-	2.90	0.06	-	1.59	0.14	-	0.62
Expected exercise factor		2.8			2.8			2.8

Schedule of share-based payment movement during the year

	Year ended December 31,
	2022		2021
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price(*)	options	price(*)
		$		$
Outstanding at January 1,	1,552,383	$4.6	1,522,975	$7.5
Granted	50,000	3.9	135,000	4.7
Expired	(16,000)	3.3	(52,625)	5.9
Forfeited	(36,783)	4.5	(52,967)	6.8
Outstanding at December 31,	1,549,600	$4.6	1,552,383	$4.6
Exercisable at December 31,	1,367,033	$4.4	1,070,917	$4.7

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2022 and 2021, respectively.

Schedule of movement of restricted shares during the year

	2022	2021
	Number of	Number of
	Restricted shares	Restricted shares
Outstanding at January 1,	559,530	$45,000
Granted	498,400	549,730
Vested	(142,189)	(15,000)
Forfeited	(146,701)	(20,200)
Outstanding at December 31,	769,040	$559,530